Newbuildings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Carrying Value Of New Buildings [Roll Forward]
Opening balance	$ 5.4	$ 3.5
Additions	359.5	1.9
Reclassification from onerous contract	(54.5)	0.0
Transfers to jack-up rigs (note 14)	(310.4)	0.0
Total newbuildings	$ 0.0	$ 5.4